Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Meggitt PLC	169,000	$578,749
QinetiQ Group PLC	123,538	450,554
Senior PLC	91,228	69,927
Ultra Electronics Holdings PLC	15,435	376,875

		1,476,105

Air Freight & Logistics — 0.5%
Royal Mail PLC	195,760	422,564

Airlines — 0.8%
Dart Group PLC	25,243	275,254
easyJet PLC	34,532	290,305
Stobart Group Ltd.	77,043	49,339

		614,898

Auto Components — 0.2%
AB Dynamics PLC	3,174	66,512
TI Fluid Systems PLC(a)	50,924	120,500

		187,012

Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	99,186	67,627

Banks — 1.1%
Bank of Georgia Group PLC(b)	8,215	93,945
Close Brothers Group PLC	32,913	438,642
Virgin Money UK PLC(b)	281,159	309,848

		842,435

Beverages — 1.8%
AG Barr PLC	21,931	131,635
Britvic PLC	57,868	514,031
C&C Group PLC	67,500	160,558
Fevertree Drinks PLC	22,733	577,273

		1,383,497

Biotechnology — 2.0%
Abcam PLC	42,582	792,295
Genus PLC	14,156	610,437
Oxford Biomedica PLC(b)	11,704	111,561
Silence Therapeutics PLC	6,289	35,221

		1,549,514

Building Products — 0.3%
Polypipe Group PLC	49,585	264,824

Capital Markets — 8.7%
AJ Bell PLC	62,348	306,396
Ashmore Group PLC	93,017	492,877
Brewin Dolphin Holdings PLC	65,956	228,316
Burford Capital Ltd	42,803	234,530
CMC Markets PLC(a)	24,873	61,009
IG Group Holdings PLC	80,357	759,992
IntegraFin Holdings PLC	64,810	428,667
Intermediate Capital Group PLC	63,173	991,880
Investec PLC	151,406	272,913
Jupiter Fund Management PLC	99,555	307,946
Man Group PLC	328,871	578,975
Ninety One PLC(b)	81,257	196,998
Numis Corp. PLC	14,085	52,849
Pollen Street Secured Lending PLC	16,142	135,703
Quilter PLC(a)	413,761	662,435
Rathbone Brothers PLC	12,253	218,440
Sanne Group PLC	31,873	265,981

Security	Shares	Value

Capital Markets (continued)
TP ICAP PLC	122,532	$515,054

		6,710,961

Chemicals — 1.4%
Elementis PLC	126,269	103,889
Essentra PLC	57,244	205,943
Synthomer PLC	73,928	289,363
Victrex PLC	18,824	474,286

		1,073,481

Commercial Services & Supplies — 3.7%
Aggreko PLC	55,711	323,577
Babcock International Group PLC	54,986	260,224
Biffa PLC(a)	54,378	168,069
Calisen PLC(b)	35,730	85,961
G4S PLC	337,229	375,225
HomeServe PLC	65,508	1,050,409
Mitie Group PLC	79,596	69,375
Restore PLC	24,450	113,051
Serco Group PLC(b)	266,099	417,144

		2,863,035

Communications Equipment — 0.5%
Spirent Communications PLC	133,061	408,791

Construction & Engineering — 1.5%
Balfour Beatty PLC	150,026	464,806
John Laing Group PLC(a)	109,040	475,326
Keller Group PLC	15,676	123,452
Morgan Sindall Group PLC	8,411	126,862

		1,190,446

Construction Materials — 1.1%
Forterra PLC(a)	43,598	105,106
Ibstock PLC(a)	89,019	202,170
Marshalls PLC	43,514	349,676
Rhi Magnesita NV	6,400	191,478

		848,430

Consumer Finance — 0.2%
Amigo Holdings PLC(a)	25,483	5,917
Funding Circle Holdings PLC(a)(b)	38,751	38,326
Provident Financial PLC	55,113	133,547

		177,790

Containers & Packaging — 1.6%
DS Smith PLC	298,512	1,251,450

Distributors — 0.7%
Inchcape PLC	86,816	537,190

Diversified Financial Services — 0.4%
Plus500 Ltd.	21,111	346,210

Diversified Telecommunication Services — 0.2%
TalkTalk Telecom Group PLC	149,596	167,653

Electrical Equipment — 0.4%
Ceres Power Holdings PLC	18,542	112,898
ITM Power PLC(b)	66,848	234,296

		347,194

Electronic Equipment, Instruments & Components — 2.9%
Electrocomponents PLC	97,067	762,625
Renishaw PLC	7,916	376,782
Smart Metering Systems PLC	23,689	184,507
Spectris PLC	25,233	799,854

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Strix Group PLC	43,225	$99,397

		2,223,165

Energy Equipment & Services — 0.7%
Hunting PLC	30,755	63,535
John Wood Group PLC	148,982	354,099
Petrofac Ltd.	56,430	119,297

		536,931

Entertainment — 0.5%
Cineworld Group PLC	223,811	233,533
Frontier Developments PLC(b)	4,651	118,738

		352,271

Equity Real Estate Investment Trusts (REITs) — 9.4%
Assura PLC	524,907	512,665
Big Yellow Group PLC	34,537	426,981
BMO Commercial Property Trust	123,846	122,642
Capital & Counties Properties PLC	157,854	319,078
Civitas Social Housing PLC	135,215	179,871
Custodian REIT PLC	86,798	90,568
Derwent London PLC	23,096	839,476
Empiric Student Property PLC	131,194	100,885
GCP Student Living PLC	98,972	169,590
Great Portland Estates PLC	49,697	399,977
Hammerson PLC(c)	166,677	151,662
Intu Properties PLC(b)(c)	143,349	9,029
LondonMetric Property PLC	173,883	451,010
LXI REIT PLC	113,416	163,773
NewRiver REIT PLC	845	558
Picton Property Income Ltd. (The)	118,653	102,243
Primary Health Properties PLC	264,704	503,971
RDI REIT PLC	57,872	49,153
Regional REIT Ltd.(a)	90,312	86,196
Safestore Holdings PLC	45,773	376,884
Schroder REIT Ltd	111,434	51,456
Shaftesbury PLC	33,433	259,159
Standard Life Investment Property Income Trust Ltd.	84,073	69,535
Tritax Big Box REIT PLC	371,286	637,121
UK Commercial Property REIT Ltd.	169,582	129,776
UNITE Group PLC (The)	63,269	679,336
Warehouse REIT PLC	66,142	91,993
Workspace Group PLC	29,486	266,658

		7,241,246

Food Products — 2.2%
Bakkavor Group PLC(a)	33,890	32,681
Cranswick PLC	11,340	517,044
Greencore Group PLC	97,036	162,314
Hotel Chocolat Group PLC(c)	10,206	41,638
Premier Foods PLC(b)	152,869	83,062
Tate & Lyle PLC	101,878	848,159

		1,684,898

Health Care Equipment & Supplies — 1.2%
Advanced Medical Solutions Group PLC	42,067	129,498
ConvaTec Group PLC(a)	323,577	811,278

		940,776

Health Care Providers & Services — 1.3%
CVS Group PLC	14,600	173,912
Mediclinic International PLC	88,197	295,275
Spire Healthcare Group PLC(a)	61,068	71,723

Security	Shares	Value

Health Care Providers & Services (continued)
UDG Healthcare PLC	54,475	$493,657

		1,034,567

Health Care Technology — 0.4%
Craneware PLC(c)	4,376	101,168
EMIS Group PLC	12,384	173,313

		274,481

Hotels, Restaurants & Leisure — 4.7%
888 Holdings PLC	80,120	152,144
Carnival PLC	34,095	445,754
Domino’s Pizza Group PLC	95,513	424,625
Gamesys Group PLC(b)	16,545	177,137
Greggs PLC	22,003	502,699
J D Wetherspoon PLC	18,329	257,646
Marston’s PLC	137,913	105,882
Mitchells & Butlers PLC(b)	42,009	94,004
Patisserie Holdings PLC(d)	6,053	0	(e)
Playtech PLC	66,078	216,239
Restaurant Group PLC (The)	128,287	96,747
SSP Group PLC	116,120	400,530
TUI AG	89,614	483,154
William Hill PLC	190,146	313,946

		3,670,507

Household Durables — 3.2%
Bellway PLC	26,796	851,387
Countryside Properties PLC(a)	97,880	351,894
Crest Nicholson Holdings PLC	55,883	183,222
IG Design Group PLC	15,645	111,796
McCarthy & Stone PLC(a)	116,798	103,100
Redrow PLC	61,237	354,764
Victoria PLC(b)	19,093	47,918
Vistry Group PLC	47,362	447,643

		2,451,724

Household Products — 0.1%
PZ Cussons PLC	46,626	101,799

Independent Power and Renewable Electricity Producers — 0.3%
Drax Group PLC	86,272	224,409

Insurance — 4.1%
Beazley PLC	132,303	628,421
Hastings Group Holdings PLC(a)	79,107	179,952
Hiscox Ltd.	75,319	689,438
Just Group PLC(b)	225,143	146,131
Lancashire Holdings Ltd.	41,935	352,282
Phoenix Group Holdings PLC	117,703	896,671
Sabre Insurance Group PLC(a)	55,177	183,158
Saga PLC	244,048	62,636

		3,138,689

Interactive Media & Services — 1.8%
Rightmove PLC	190,638	1,382,061

Internet & Direct Marketing Retail — 3.8%
AO World PLC(b)	62,326	105,255
ASOS PLC(b)	16,275	602,819
boohoo Group PLC(b)	202,637	969,764
GoCo Group PLC	63,729	61,533
Moneysupermarket.com Group PLC	116,719	494,371
On the Beach Group PLC(a)	32,491	111,870

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Trainline PLC(a)(b)	99,326	$598,757

		2,944,369

IT Services — 2.9%
Capita PLC(b)	362,960	151,804
Computacenter PLC	16,138	320,021
Equiniti Group PLC(a)	79,291	130,769
Finablr PLC(a)(b)(d)	61,710	763
iomart Group PLC(c)	20,166	83,520
Kainos Group PLC	17,088	176,612
Keywords Studios PLC(c)	14,913	331,865
NCC Group PLC	60,436	114,616
Network International Holdings PLC(a)(b)	92,442	530,973
Softcat PLC	25,918	367,206

		2,208,149

Leisure Products — 0.9%
Games Workshop Group PLC	6,752	664,461

Life Sciences Tools & Services — 0.4%
Clinigen Group PLC	29,134	314,981

Machinery — 3.5%
Bodycote PLC	41,644	311,481
IMI PLC	59,208	658,790
Judges Scientific PLC	737	51,024
Morgan Advanced Materials PLC	62,071	163,453
Rotork PLC	189,803	623,709
Vesuvius PLC	47,194	214,830
Weir Group PLC (The)	56,425	673,865

		2,697,152

Media — 1.6%
Ascential PLC(a)	87,606	296,329
Daily Mail & General Trust PLC, Class A, NVS	34,331	303,895
Euromoney Institutional Investor PLC	23,763	215,342
Future PLC	21,319	363,722
Hyve Group PLC	17,184	20,563

		1,199,851

Metals & Mining — 2.1%
Centamin PLC	251,433	516,627
Central Asia Metals PLC	34,333	65,961
Ferrexpo PLC	64,016	139,213
Hill & Smith Holdings PLC	17,277	272,548
Hochschild Mining PLC	56,248	139,218
KAZ Minerals PLC	51,380	300,899
Petropavlovsk PLC(b)	395,699	121,812
SolGold PLC(b)(c)	167,209	53,437

		1,609,715

Multi-Utilities — 1.1%
Centrica PLC	1,265,292	571,275
Telecom Plus PLC	13,672	245,427

		816,702

Multiline Retail — 1.9%
B&M European Value Retail SA	195,874	943,694
Marks & Spencer Group PLC	423,833	512,247

		1,455,941

Oil, Gas & Consumable Fuels — 0.8%
Anglo Pacific Group PLC	37,498	75,009
Cairn Energy PLC(b)	128,234	198,487
Diversified Gas & Oil PLC	132,826	170,453
EnQuest PLC(b)	14,771	2,158

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gulf Keystone Petroleum Ltd.	1,931	$1,702
Hurricane Energy PLC(b)(c)	366,996	30,240
Premier Oil PLC(b)(c)	66,618	21,982
Serica Energy PLC(b)	37,787	55,312
Tullow Oil PLC	311,590	86,019

		641,362

Pharmaceuticals — 1.5%
Alliance Pharma PLC	96,450	90,027
Dechra Pharmaceuticals PLC	22,375	769,563
Indivior PLC(b)	159,156	121,502
Vectura Group PLC	133,901	151,140

		1,132,232

Professional Services — 1.5%
Hays PLC	364,922	508,450
Pagegroup PLC	71,475	329,776
RWS Holdings PLC	38,907	312,174

		1,150,400

Real Estate Management & Development — 2.6%
Grainger PLC	146,379	519,379
Helical PLC	23,487	98,726
IWG PLC	143,814	525,924
Purplebricks Group PLC(b)	13,333	5,918
Savills PLC	31,117	331,996
Sirius Real Estate Ltd.	203,271	199,535
St. Modwen Properties PLC	43,533	181,104
Urban & Civic PLC	31,578	90,377
Watkin Jones PLC	44,464	92,901

		2,045,860

Road & Rail — 1.1%
Firstgroup PLC(b)	264,369	181,559
Go-Ahead Group PLC (The)	9,391	126,550
National Express Group PLC	120,214	322,210
Redde Northgate PLC	53,528	126,000
Stagecoach Group PLC	89,754	75,122

		831,441

Semiconductors & Semiconductor Equipment — 0.1%
IQE PLC(b)(c)	164,515	76,353

Software — 2.9%
Alfa Financial Software Holdings PLC(a)(b)	19,697	19,018
Avast PLC(a)	142,451	885,844
Blue Prism Group PLC(b)	17,067	273,033
First Derivatives PLC	4,649	153,460
GB Group PLC	40,125	330,876
Ideagen PLC	25,453	65,138
Learning Technologies Group PLC	101,879	165,250
Micro Focus International PLC	72,729	365,684

		2,258,303

Specialty Retail — 1.9%
Dixons Carphone PLC	227,980	212,375
Dunelm Group PLC	21,991	289,819
Frasers Group PLC(b)	45,387	172,039
Halfords Group PLC	43,310	98,093
Lookers PLC	24,278	7,534
Pets at Home Group PLC	108,756	306,826
Superdry PLC	8,390	13,754
WH Smith PLC	28,464	374,070

		1,474,510

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
Coats Group PLC	314,379	$209,492
Ted Baker PLC	1,668	3,161

		212,653

Thrifts & Mortgage Finance — 0.7%
OneSavings Bank PLC	96,889	332,520
Paragon Banking Group PLC	55,782	244,268

		576,788

Trading Companies & Distributors — 3.4%
Diploma PLC	24,631	557,259
Grafton Group PLC	49,140	379,699
Howden Joinery Group PLC	130,213	949,152
Travis Perkins PLC	54,844	742,789

		2,628,899

Transportation Infrastructure — 0.7%
John Menzies PLC	7,257	9,959
Signature Aviation PLC	180,025	518,576

		528,535

Water Utilities — 1.7%
Pennon Group PLC	91,574	1,290,628

Total Common Stocks — 99.3% (Cost: $100,861,111)		76,747,916

Rights

Media — 0.0%
Hyve Group PLC, (Expires 06/11/20)(b)	38,664	12,476

Total Rights — 0.0% (Cost: $95,853)		12,476

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(f)(g)(h)	886,049	$887,379
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(f)(g)	20,000	20,000

		907,379

Total Short-Term Investments — 1.2% (Cost: $906,223)		907,379

Total Investments in Securities — 100.5% (Cost: $101,863,187)		77,667,771

Other Assets, Less Liabilities — (0.5)%		(381,841)

Net Assets — 100.0%		$77,285,930

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,482,477	(596,428)	886,049	$887,379	$40,547	(b)	$141		$779
BlackRock Cash Funds: Treasury, SL Agency Shares	27,000	(7,000)	20,000	20,000	1,024		—		—

				$907,379	$41,571		$141		$779

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	4	06/19/20	$169	$17,876

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$76,747,153	$—	$763	$76,747,916
Rights	12,476	—	—	12,476
Money Market Funds	907,379	—	—	907,379

	$77,667,008	$—	$763	$77,667,771

Derivative financial instruments(a)
Assets
Futures Contracts	$17,876	$—	$—	$17,876

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares